UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of The Schedule of Investments for the period ended 9/30/16 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2016 (Unaudited)

Shares		Value

Common Stocks — 98.1%
Consumer Discretionary — 10.1%
Apparel — 1.1%
19,200	VF Corp.	$1,076,160
18,600	Wolverine World Wide, Inc.	428,358
		1,504,518
Distribution & Wholesale — 1.1%
40,200	LKQ Corp. *	1,425,492
Retail — 7.9%
5,000	AutoZone, Inc. *	3,841,700
16,800	Brinker International, Inc.	847,224
9,300	Buffalo Wild Wings, Inc. *	1,308,882
1,900	Domino's Pizza, Inc.	288,515
5,200	O'Reilly Automotive, Inc. *	1,456,572
39,400	TJX Companies, Inc. (The)	2,946,332
		10,689,225
		13,619,235
Consumer Staples — 14.7%
Agriculture — 1.3%
5,800	British American Tobacco PLC ADR (1)	740,370
22,000	Reynolds American, Inc.	1,037,300
		1,777,670
Beverages — 1.3%
3,300	Boston Beer Co., Inc. (The) Class A *(1)	512,358
11,000	PepsiCo, Inc.	1,196,470
		1,708,828
Food — 6.6%
23,000	General Mills, Inc.	1,469,240
82,000	Hormel Foods Corp.	3,110,260
12,800	Ingredion, Inc.	1,703,168
21,500	J&J Snack Foods Corp.	2,561,080
		8,843,748
Household Products — 2.3%
65,600	Church & Dwight Co., Inc.	3,143,552
Retail — 3.2%
14,000	Casey's General Stores, Inc.	1,682,100
11,000	Costco Wholesale Corp.	1,677,610
10,000	CVS Health Corp.	889,900
		4,249,610
		19,723,408

Shares		Value
Energy — 1.1%
Pipelines — 1.1%
16,700	Enbridge, Inc.	$738,641
13,000	ONEOK, Inc.	668,070
		1,406,711
Health Care — 15.9%
Biotechnology — 1.8%
14,000	Alexion Pharmaceuticals, Inc. *	1,715,560
3,500	Illumina, Inc. *	635,810
		2,351,370
Electronics — 2.3%
7,400	Mettler-Toledo International, Inc. *	3,106,742
Healthcare Products — 6.9%
4,000	Becton, Dickinson & Co.	718,920
7,000	C.R. Bard, Inc.	1,569,960
24,700	Danaher Corp.	1,936,233
5,100	DENTSPLY SIRONA, Inc.	303,093
15,300	Henry Schein, Inc. *	2,493,594
20,000	IDEXX Laboratories, Inc. *	2,254,600
		9,276,400
Healthcare Services — 1.0%
19,800	Mednax, Inc. *	1,311,750
Pharmaceuticals — 3.4%
4,272	Allergan PLC *	983,885
19,340	Express Scripts Holding Co. *	1,364,050
53,500	Novo Nordisk A/S ADR	2,225,065
		4,573,000
Software — 0.5%
11,800	Cerner Corp. *	728,650
		21,347,912
Industrials — 29.6%
Aerospace & Defense — 4.9%
12,100	General Dynamics Corp.	1,877,436
15,890	HEICO Corp.	1,099,588
6,000	Northrop Grumman Corp.	1,283,700
12,500	Teledyne Technologies, Inc. *	1,349,125
3,400	TransDigm Group, Inc. *	983,008
		6,592,857
Commercial Services — 4.4%
5,700	Equifax, Inc.	767,106
27,030	IHS Markit, Ltd.*	1,014,976
139,799	Rollins, Inc.	4,093,344
		5,875,426

1

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2016 (Unaudited)

Shares		Value
Electrical Equipment — 3.5%
9,500	Acuity Brands, Inc.	$2,513,700
45,000	AMETEK, Inc.	2,150,100
		4,663,800
Electronics — 0.5%
12,350	Fortive Corp.	628,615
Environmental Control — 3.8%
26,000	Republic Services, Inc.	1,311,700
15,100	Stericycle, Inc. *	1,210,114
34,200	Waste Connections, Inc.	2,554,740
		5,076,554
Hand & Machine Tools — 0.8%
7,000	Lincoln Electric Holdings, Inc.	438,340
4,000	Snap-on, Inc.	607,840
		1,046,180
Housewares — 1.3%
38,000	Toro Co. (The)	1,779,920
Machinery Diversified — 5.3%
19,200	IDEX Corp.	1,796,544
9,000	Middleby Corp. (The) *	1,112,580
15,400	Roper Technologies, Inc.	2,810,038
17,000	Wabtec Corp.	1,388,050
		7,107,212
Miscellaneous Manufacturer — 0.9%
14,400	CLARCOR, Inc.	936,000
8,100	ITT, Inc.	290,304
		1,226,304
Transportation — 4.2%
28,000	Canadian National Railway Co.	1,831,200
1,000	Canadian Pacific Railway Ltd.	152,700
8,000	J.B. Hunt Transport Services, Inc.	649,120
10,100	Kansas City Southern	942,532
12,800	Kirby Corp. *	795,648
13,800	Union Pacific Corp.	1,345,914
		5,717,114
		39,713,982
Information Technology — 14.5%
Commercial Services — 1.3%
9,700	Automatic Data Processing, Inc.	855,540
7,800	WEX, Inc. *	843,102
		1,698,642
Computers — 1.9%
21,400	Accenture PLC Class A	2,614,438

Shares		Value
Diversified Financial Services — 3.1%
10,000	Alliance Data Systems Corp. *	$2,145,300
20,500	MasterCard, Inc. Class A	2,086,285
		4,231,585
Electronics — 1.4%
28,600	Amphenol Corp. Class A	1,856,712
Software — 6.8%
14,800	ANSYS, Inc. *	1,370,628
25,600	Fiserv, Inc. *	2,546,432
24,800	Open Text Corp.	1,608,528
28,400	Salesforce.com, Inc. *	2,025,772
7,800	Ultimate Software Group, Inc. (The) *	1,594,242
		9,145,602
		19,546,979
Materials — 11.3%
Chemicals — 4.3%
27,600	FMC Corp.	1,334,184
1,700	NewMarket Corp.	729,844
13,000	Praxair, Inc.	1,570,790
20,400	Valspar Corp. (The)	2,163,828
		5,798,646
Commercial Services — 1.5%
17,000	Ecolab, Inc.	2,069,240
Housewares — 0.9%
14,000	Scotts Miracle-Gro Co. (The) Class A	1,165,780
Packaging & Containers — 4.6%
21,200	Ball Corp.	1,737,340
32,500	Crown Holdings, Inc. *	1,855,425
12,200	Packaging Corp. of America	991,372
31,600	Silgan Holdings, Inc.	1,598,644
		6,182,781
		15,216,447
Real Estate — 0.9%
REIT — 0.9%
10,500	American Tower Corp. REIT	1,189,965
	Total Common Stocks (Cost $61,767,893)	131,764,639

Short-Term Investments — 2.9%
Money Market Funds — 2.9%

2,650,374	State Street Institutional Liquid Reserves Fund	2,650,374

2

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2016 (Unaudited)

Shares		Value
1,264,675	State Street Navigator Securities Lending Prime Portfolio(2)	$1,264,675
	Total Short-Term Investments (Cost $3,915,049)	3,915,049
	Total Investments — 101.0% (Cost $65,682,942)	$135,679,688
Excess Of Liabilities Over Cash And Other Assets — (1.0)%		(1,301,894)
Net Assets(3) —100.0%		$134,377,794
Net Asset Value Per Outstanding Share ($134,377,794 ÷ 6,119,223 shares outstanding)		$21.96

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2016, the market value of the securities on loan was $1,252,728.
(2)	Securities with an aggregate market value of $1,252,728 were out on loan in exchange for $1,264,675 of cash collateral as of September 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $65,682,942, aggregate gross unrealized appreciation was $70,602,994, aggregate gross unrealized depreciation was $606,248 and the net unrealized appreciation was $69,996,746.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$131,764,639	$—	$—	$131,764,639
Short-Term Investments	3,915,049	—	—	3,915,049
Total Investments in Securities	$135,679,688	$—	$—	$135,679,688

* See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016